February 27, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard International Equity Index Funds (the Trust)
File No. 33-32548

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the
Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Christyn L. Rossman
Associate Counsel
The Vanguard Group, Inc.

cc:	Asen Parachkevov, Esq.
U.S. Securities and Exchange Commission